UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2019 (Unaudited)

Schedule of Investments LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.0%)
Aerospace & Defense (1.9%)
Huntington Ingalls Industries	83,130	$17,162
Raytheon	63,814	10,514
Spirit AeroSystems Holdings, Cl A	196,610	16,397
Textron	199,900	10,641
Vectrus*	6,438	162

		54,876

Agricultural Operations (0.3%)
Archer-Daniels-Midland	193,200	8,675

Agricultural Products (0.4%)
Ingredion	107,100	10,603

Air Freight & Logistics (0.7%)
FedEx	118,082	20,968

Aircraft (2.1%)
American Airlines Group	236,720	8,468
Delta Air Lines	383,500	18,956
JetBlue Airways*	540,060	9,716
United Continental Holdings*	279,400	24,383

		61,523

Apparel Retail (0.6%)
Foot Locker	293,500	16,404

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	226,700	28,700
Bank of New York Mellon	213,900	11,191
Legg Mason	237,805	7,087
State Street	128,905	9,139

		56,117

Automotive (3.2%)
BorgWarner	305,510	12,495
Cooper-Standard Holdings*	58,935	4,506
Ford Motor	1,610,770	14,175
General Motors	725,300	28,301
Goodyear Tire & Rubber	395,880	8,389
Lear	92,440	14,229
Thor Industries	153,200	9,977

		92,072

Automotive Retail (0.3%)
Group 1 Automotive	162,800	9,936

Banks (10.2%)
Bank of America	1,985,405	56,524
BB&T	305,900	14,928
CIT Group	215,800	9,968
Citizens Financial Group	798,000	27,068

LSV Value Equity Fund

	Shares	Value (000)
Banks (continued)
Fifth Third Bancorp	638,410	$17,122
Huntington Bancshares	1,128,110	14,936
JPMorgan Chase	589,235	60,986
Keycorp	1,173,400	19,326
PNC Financial Services Group	95,700	11,740
Regions Financial	1,448,995	21,981
SunTrust Banks	381,490	22,668
Zions Bancorp	367,495	17,489

		294,736

Biotechnology (2.8%)
Amgen	198,480	37,138
Biogen*	62,600	20,895
Gilead Sciences	192,470	13,475
United Therapeutics*	85,100	9,814

		81,322

Broadcasting, Newspapers & Advertising (0.5%)
AMC Networks, Cl A*	210,100	13,224

Building & Construction (0.7%)
Owens Corning	159,750	8,369
PulteGroup	456,100	12,684

		21,053

Chemicals (2.8%)
Celanese, Cl A	155,400	14,881
Chemours	275,400	9,845
Eastman Chemical	295,100	23,791
Huntsman	489,700	10,759
LyondellBasell Industries, Cl A	245,200	21,325

		80,601

Commercial Printing (0.3%)
Deluxe	139,177	6,537
RR Donnelley & Sons	254,655	1,299

		7,836

Commercial Services (0.3%)
Western Union	538,900	9,835

Commodity Chemicals (0.6%)
Cabot	181,300	8,501
Kronos Worldwide	365,200	4,810
Trinseo	98,550	4,834

		18,145

Computer & Electronics Retail (0.6%)
Best Buy	283,600	16,800
GameStop, Cl A	131,170	1,488

		18,288

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Computers & Services (2.8%)
DXC Technology	156,900	$10,060
Hewlett Packard Enterprise	1,532,500	23,892
HP	815,400	17,963
NCR*	291,315	7,793
Seagate Technology	240,700	10,658
Western Digital	223,900	10,073

		80,439

Diversified REIT’s (0.6%)
Lexington Realty Trust	693,600	6,665
VEREIT	1,255,400	10,144

		16,809

Drug Retail (1.5%)
Walgreens Boots Alliance	578,700	41,817

Electrical Components & Equipment (1.1%)
Acuity Brands	56,600	6,844
Eaton	337,300	25,719

		32,563

Electrical Services (2.9%)
Edison International	179,600	10,232
Entergy	258,600	23,065
Exelon	687,500	32,835
FirstEnergy	405,852	15,909

		82,041

Financial Services (6.7%)
Ally Financial	545,000	14,203
Capital One Financial	313,100	25,233
Citigroup	1,020,100	65,756
Discover Financial Services	342,000	23,082
Donnelley Financial Solutions*	16,105	236
Goldman Sachs Group	58,245	11,533
Lazard, Cl A(A)	212,700	8,463
Morgan Stanley	609,800	25,794
Navient	755,400	8,611
Santander Consumer USA Holdings	575,000	10,959

		193,870

Food, Beverage & Tobacco (2.0%)
JM Smucker	142,045	14,897
Molson Coors Brewing, Cl B	225,400	15,014
Pilgrim’s Pride*	567,260	11,493
Tyson Foods, Cl A	270,620	16,757

		58,161

Forest Products (0.4%)
Louisiana-Pacific	460,100	11,217

General Merchandise Stores (0.8%)
Big Lots	121,415	3,829

LSV Value Equity Fund

	Shares	Value (000)
General Merchandise Stores (continued)
Target	268,255	$19,583

		23,412

Health Care Distributors (0.5%)
McKesson	111,600	14,313

Health Care Facilities (1.4%)
HCA Holdings	220,800	30,786
Universal Health Services, Cl B	65,350	8,661

		39,447

Health Care REIT’s (0.7%)
Industrial Logistics Properties Trust	66,015	1,419
Medical Properties Trust	589,040	10,720
Senior Housing Properties Trust	495,120	6,818

		18,957

Health Care Services (0.1%)
Cigna	1	—
CVS Health	48,508	3,180

		3,180

Homefurnishing Retail (0.4%)
Williams-Sonoma	203,900	11,098

Hotels & Lodging (0.2%)
Wyndham Destinations	123,880	5,220

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	111,165	14,786

Human Resource & Employment Services (0.4%)
ManpowerGroup	147,500	11,657

Insurance (4.8%)
Allstate	289,800	25,465
Assurant	45,105	4,348
Genworth Financial, Cl A*	387,700	1,876
Hartford Financial Services Group	295,900	13,884
Lincoln National	262,145	15,333
MetLife	439,340	20,065
MGIC Investment*	891,200	11,122
Principal Financial Group	218,300	10,930
Prudential Financial	258,000	23,772
Voya Financial	264,000	12,257

		139,052

IT Consulting & Other Services (0.8%)
International Business Machines	180,700	24,290

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Leasing & Renting (0.2%)
Triton International	159,300	$5,727

Machinery (3.5%)
AGCO	189,100	12,140
Allison Transmission Holdings	391,200	19,040
Cummins	240,100	35,321
Oshkosh	116,552	8,747
PACCAR	275,200	18,031
Terex	268,700	8,252

		101,531

Media & Entertainment (0.7%)
Comcast, Cl A	218,200	7,979
DISH Network, Cl A*	229,955	7,053
TEGNA	472,400	5,546

		20,578

Metal & Glass Containers (0.3%)
Owens-Illinois	438,600	8,803

Mortgage REIT’s (0.7%)
Annaly Capital Management	1,257,100	13,124
Starwood Property Trust	376,070	8,304

		21,428

Motorcycle Manufacturers (0.3%)
Harley-Davidson	260,600	9,606

Movies & Entertainment (0.2%)
Viacom, Cl B	191,385	5,631

Office Electronics (0.4%)
Xerox	368,300	10,390

Office Equipment (0.1%)
Pitney Bowes	225,680	1,627

Office REIT’s (0.3%)
Office Properties Income Trust	34,156	1,094
Piedmont Office Realty Trust, Cl A	376,265	7,285

		8,379

Oil & Gas Equipment & Services (0.4%)
McDermott International*	925,500	8,163
US Silica Holdings	188,720	2,544

		10,707

Paper & Paper Products (0.1%)
Clearwater Paper*	67,015	2,260

Paper Packaging (1.7%)
International Paper	430,100	20,400

LSV Value Equity Fund

	Shares	Value (000)
Paper Packaging (continued)
Packaging of America	138,900	$13,101
Westrock	353,900	14,407

		47,908

Petroleum & Fuel Products (7.4%)
Carrizo Oil & Gas*	337,635	4,146
Chevron	328,900	37,708
ConocoPhillips	505,300	34,204
ExxonMobil	458,600	33,606
Gulfport Energy*	626,400	5,256
HollyFrontier	183,200	10,321
Marathon Petroleum	263,100	17,433
Newfield Exploration*	503,400	9,202
Phillips 66	304,000	29,005
Valero Energy	375,280	32,957

		213,838

Pharmaceuticals (5.8%)
AbbVie	340,600	27,347
Johnson & Johnson	294,400	39,179
Mallinckrodt*	286,200	6,256
Merck	318,700	23,721
Pfizer	1,644,100	69,792

		166,295

Real Estate (1.1%)
DiamondRock Hospitality	1,073,500	10,907
Host Hotels & Resorts	627,100	11,325
Spirit Realty Capital	262,700	10,435

		32,667

Reinsurance (0.6%)
Everest Re Group	72,040	15,780

Retail (2.7%)
Brinker International	110,180	4,464
Dick’s Sporting Goods	318,515	11,247
Kohl’s	232,600	15,977
Kroger	1,117,300	31,653
Macy’s	330,800	8,700
Office Depot	2,146,700	6,333

		78,374

Semi-Conductors/Instruments (5.4%)
Applied Materials	438,060	17,119
Cirrus Logic*	120,725	4,485
Intel	1,271,500	59,913
Lam Research	157,000	26,624
Micron Technology*	319,100	12,196
Sanmina*	270,425	8,443
Skyworks Solutions	178,500	13,038
Teradyne	167,045	6,012
Vishay Intertechnology	440,620	8,592

		156,422

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Specialized REIT’s (0.3%)
Hospitality Properties Trust	343,400	$9,155

Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	127,130	10,409

Technology Distributors (0.8%)
Avnet	343,500	14,152
Insight Enterprises*	178,900	8,215

		22,367

Telephones & Telecommunications (5.9%)
AT&T	777,960	23,385
Cisco Systems	1,085,240	51,321
Corning	390,900	13,001
Juniper Networks	514,000	13,333
Verizon Communications	1,258,800	69,310

		170,350

Thrifts & Mortgage Finance (0.2%)
Radian Group	322,555	6,206

Trucking (0.3%)
Ryder System	126,300	7,314

Water Utilities (0.3%)
Gannett	682,365	7,567

TOTAL COMMON STOCK (Cost $2,636,362)		2,849,862

	Face Amount (000)
Repurchase Agreement (1.9%)
Morgan Stanley 2.300%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $54,654 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $55,325, 1.875% - 3.750%, 11/15/21 - 11/15/43; total market value $55,743)	$54,650	54,650

TOTAL REPURCHASE AGREEMENT (Cost $54,650)		54,650

Total Investments – 100.9% (Cost $2,691,012)		$2,904,512

Percentages are based on Net Assets of $2,877,869 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At January 31, 2019 such securities amounted to $8,463(000), or 0.3% of the Net Assets of the Fund.

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,849,862	$—	$—	$2,849,862
Repurchase Agreement	—	54,650	—	54,650

Total Investments in Securities	$2,849,862	$54,650	$—	$2,904,512

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-001-3100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019